Award Timing Disclosure	12 Months Ended
Dec. 27, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We did not grant stock options or similar awards as part of our equity compensation program in Fiscal 2025. If stock options or similar awards are granted, our policy is to not grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, and to not time the public release of such information based on stock option grant dates. However, some option grants may be granted close in time to the release of material non-public information to the extent those options are being granted upon hiring of new executive officers. These restrictions do not apply to RSUs or other types of equity awards that do not include an exercise price related to the market price of our common stock on the date of grant.

We do not time the public disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

During Fiscal 2025, none of our named executive officers were awarded options with an effective grant date during any period beginning four business days before the filing or furnishing of a Form 10-Q or Form 10-K or the filing or furnishing of a Form 8-K that disclosed material nonpublic information (other than a Form 8-K that disclosed a material new option award grant under Item 5.02(e)), and ending one business day after the filing or furnishing of such reports.

Award Timing Method	We did not grant stock options or similar awards as part of our equity compensation program in Fiscal 2025. If stock options or similar awards are granted, our policy is to not grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, and to not time the public release of such information based on stock option grant dates. However, some option grants may be granted close in time to the release of material non-public information to the extent those options are being granted upon hiring of new executive officers. These restrictions do not apply to RSUs or other types of equity awards that do not include an exercise price related to the market price of our common stock on the date of grant.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	If stock options or similar awards are granted, our policy is to not grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, and to not time the public release of such information based on stock option grant dates. However, some option grants may be granted close in time to the release of material non-public information to the extent those options are being granted upon hiring of new executive officers.
MNPI Disclosure Timed for Compensation Value	false